Summary of Significant Accounting Policies - Additional Information (Detail)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 30, 2015 USD ($) $ / shares	Jan. 28, 2015 USD ($)	Jan. 31, 2015 $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) d $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Mar. 13, 2015 $ / shares	Sep. 30, 2014 $ / shares shares	Sep. 19, 2014 USD ($)	Jul. 21, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount				$ 250,000		$ 250,000		$ 250,000
Gross revenue generated				59,447	$ 335,187	101,195	$ 386,197	621,106	$ 2,062,083	$ 1,176,829
Advertising Expense				0	286,000	0	430,000	933,627	644,383	806,221
Research and Development Expense					67,033		75,033	242,232	74,861	176,964
Revenues				$ 84,365	360,105	$ 150,757	351,115	$ 629,132	$ 2,062,083	1,176,829
Preferred Stock, Shares Outstanding (in Shares) | shares				3,000,000		3,000,000		3,000,000	3,000,000
Warrants to purchase common stock outstanding | shares				8,650,792		8,650,792		206,480
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.88		$ 0.88		$ 11.75				$ 11.75
Net loss				$ (11,394,908)	$ (1,347,784)	$ (15,828,587)	(3,005,919)	$ (16,541,334)	$ (3,791,440)	(1,758,237)
Net cash used in operating activities						(4,166,781)	$ (1,807,451)	(6,319,400)	(3,743,397)	$ (1,444,871)
Working capital				(11,513,000)		(11,513,000)		(10,000,000)
Cash, Uninsured Amount				96,422		$ 96,422		0
Cash, Uninsured Amount Description						The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.
Conversion, percentage of weighted average price						51.00%
Period of volume weighted average price calculation | d						40
Accumulated deficit				(37,906,780)		$ (37,906,780)		$ (22,078,193)	$ (5,536,859)
Internal Revenue Service (IRS) [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax deficiency amount						$ 60,000
Open tax year						2011
Sales Revenue, Net [Member] | Customer C [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage								72.10%
Gross revenue generated								$ 629,132
Convertible Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount		$ 1,500,000		$ 4,806,000		$ 4,806,000		$ 3,750,000					$ 2,500,000	$ 3,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00			$ 1.83		$ 1.83					$ 1.83
Conversion, percentage of weighted average price	51.00%					51.00%
Convertible Debt [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount	$ 1,800,000	1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 5.00								$ 1.83
Conversion, percentage of weighted average price			51.00%
Convertible Debt [Member] | Subsequent Event [Member] | Expected to be raised over the next 18 months [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected amount of new equity capital to be raised		5,000,000
Convertible Debt [Member] | Subsequent Event [Member] | Lenders committed additional funds when Form S-1 filed with the SEC [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount		$ 3,300,000
Series A Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock, Shares Outstanding (in Shares) | shares				3,000,000	3,000,000	3,000,000	3,000,000	3,000,000	3,000,000	6,000,000		3,000,000
Preferred Stock, No Par Value (in Dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares) | shares				15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	30,000,000
Dispensing machines [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues						$ 50,000		$ 50,000